Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	60 Months Ended	72 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000196739_0_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
C000196739_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000196739_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,972
C000196739_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,610
C000196739_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,032
C000196739_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,555
C000196739_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,770
C000196739_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,823
C000196739_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,112
C000196739_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,337
C000196739_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,094
C000108059_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							FTSE® 6-Month U.S. Treasury Bill Index
C000108059_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000108059_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,073
C000108059_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,200
C000108059_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,436
C000108059_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,639
C000108059_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,662
C000108059_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,680
C000108059_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,033
C000108059_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,657
C000108059_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,251
C000108059_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,735
C000108059_4_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000108059_4_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000108059_4_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,158
C000108059_4_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,120
C000108059_4_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,768
C000108059_4_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,781
C000108059_4_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,734
C000108059_4_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,769
C000108059_4_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,538
C000108059_4_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,676
C000108059_4_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,258
C000108059_4_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,836
C000228148_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Strategic Advisers® Municipal Bond Fund
C000228148_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000228148_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,208
C000228148_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,202
C000228148_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,570
C000228148_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,748
C000228148_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,486
C000228148_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000228148_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000228148_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,288
C000228148_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,334
C000228148_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,583
C000228148_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,777
C000228148_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,430
C000199108_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Strategic Advisers® Fidelity® U.S. Total Stock Fund
C000199108_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199108_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,960
C000199108_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,956
C000199108_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,136
C000199108_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,328
C000199108_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,536
C000199108_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,072
C000199108_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,883
C000199108_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,243
C000199108_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Index℠
C000199108_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199108_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,039
C000199108_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,283
C000199108_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,445
C000199108_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,478
C000199108_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,820
C000199108_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,123
C000199108_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,586
C000199108_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,266
C000204787_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Strategic Advisers® Fidelity® Emerging Markets Fund
C000204787_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204787_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,863
C000204787_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,691
C000204787_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,384
C000204787_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,878
C000204787_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,070
C000204787_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,986
C000204787_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,400
C000204787_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,696
C000204787_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
C000204787_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204787_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,775
C000204787_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,305
C000204787_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,562
C000204787_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,478
C000204787_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,422
C000204787_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,841
C000204787_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,511
C000204787_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,388
C000201710_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Strategic Advisers® Fidelity® Core Income Fund
C000201710_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201710_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,660
C000201710_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,613
C000201710_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,973
C000201710_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,085
C000201710_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,861
C000201710_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,111
C000201710_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,781
C000201710_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,468
C000201710_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000201710_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000201710_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,712
C000201710_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,721
C000201710_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,674
C000201710_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,714
C000201710_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,484
C000201710_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,621
C000201710_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,201
C000201710_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,776
C000236518_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Strategic Advisers® Alternatives Fund
C000236518_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000236518_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,989
C000236518_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,546
C000236518_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,212
C000236518_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,391
C000236518_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® US 3-Month Treasury Bill Index
C000236518_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000236518_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000236518_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,874
C000236518_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,392
C000236518_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,834
C000236518_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000236518_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000236518_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,905
C000236518_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,034
C000236518_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,582
C000236518_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,125
C000249668_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Strategic Advisers® U.S. Total Stock Fund
C000249668_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000249668_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,822
C000249668_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,547
C000249668_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,873
C000249668_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,561
C000249668_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,494
C000249668_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,948
C000249668_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,732
C000249668_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,606
C000249668_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,151
C000249668_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	43,044
C000249668_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Strategic Advisers® U.S. Total Stock Fund Linked Index
C000249668_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000249668_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,747
C000249668_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,437
C000249668_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,945
C000249668_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,735
C000249668_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,079
C000249668_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,013
C000249668_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,656
C000249668_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,042
C000249668_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,921
C000249668_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,745
C000249668_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Dow Jones U.S. Total Stock Market Index℠
C000249668_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000249668_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,766
C000249668_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,541
C000249668_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,869
C000249668_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,437
C000249668_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,224
C000249668_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,337
C000249668_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,747
C000249668_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,766
C000249668_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,380
C000249668_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,744
C000258440_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Advisers® Fidelity® Alternatives Fund
C000258440_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000258440_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,908
C000258440_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® US 3-Month Treasury Bill Index
C000258440_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000258440_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,362
C000258440_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000258440_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000258440_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,437
C000196739_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Strategic Advisers® Tax-Sensitive Short Duration Fund
C000196739_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000196739_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,039
C000196739_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,258
C000196739_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,416
C000196739_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,521
C000196739_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,432
C000196739_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,634
C000196739_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,023
C000196739_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,458
C000196739_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,838
C000196739_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Strategic Advisers Tax Sensitive Short Duration Composite Index℠
C000196739_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000196739_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,059
C000196739_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,239
C000196739_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,406
C000196739_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,444
C000196739_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,425
C000196739_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,626
C000196739_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,997
C000196739_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,363
C000196739_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,675
C000196739_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000196739_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000196739_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,064
C000196739_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,305
C000196739_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,560
C000196739_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,643
C000196739_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,508
C000196739_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,591
C000196739_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,919
C000196739_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,325
C000196739_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,678
C000108059_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Strategic Advisers® Short Duration Fund
C000108059_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000108059_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,169
C000108059_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,312
C000108059_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,595
C000108059_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,861
C000108059_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,063
C000108059_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,893
C000108059_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,167
C000108059_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,811
C000108059_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,478
C000108059_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,978
C000108059_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Strategic Advisers Short Duration Fund Linked Index
C000108059_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000108059_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,051
C000108059_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,178
C000108059_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,413
C000108059_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,616
C000108059_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,639
C000108059_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,656
C000108059_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,009
C000108059_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,632
C000108059_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,224
C000108059_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,620
C000108059_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000108059_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000108059_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,099
C000108059_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,115
C000108059_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,490
C000108059_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,969
C000108059_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,057
C000108059_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,722
C000108059_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,746
C000108059_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,161
C000108059_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,814
C000108059_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 12,254